SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended
	Sep. 24, 2023	Mar. 22, 2023	Jan. 12, 2024	Jun. 05, 2023	Nov. 30, 2023	Aug. 30, 2023	Aug. 29, 2023	Mar. 19, 2023	Feb. 28, 2023	Feb. 28, 2022
Subsequent Event [Line Items]
Common stock, shares authorized					10,000,000,000	10,000,000,000	7,225,000,000		10,000,000,000	7,225,000,000
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued			639,550	280,929,190
Gross proceeds			$ 1,523,258	$ 1,400,194
Purchase of common stock			62,980	81,285
Cash proceeds			$ 1,460,278	$ 1,318,909
Common stock, shares authorized								1,225,000,000
Subsequent Event [Member] | Equity Financing Agreement [Member]
Subsequent Event [Line Items]
Equity security description		Closing Price for the Common Stock during the three (3) trading days preceding a purchase is equal to or greater than one cent ($.01) per share, the applicable purchase price shall equal eighty five percent (85%) of the lowest trade price in the 9 day preceding period
Subsequent Event [Member] | Equity Financing Agreement [Member] | Lowest Volume Weighted Average Price [Member]
Subsequent Event [Line Items]
Purchase price, percentage		90.00%
Share price		$ 4.50
Subsequent Event [Member] | Equity Financing Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Investments		$ 30,000,000
Purchase price, percentage		80.00%
Subsequent Event [Member] | Placement Agent Agreement [Member]
Subsequent Event [Line Items]
Subsequent Event, Description	(a) upon consummation of the closing of a financing on our behalf, a finder’s fee in cash equal to 8% of the gross proceeds of an equity/convertible security (4% of for Equity Lines of Credit) and/or cash equal to 3% of the gross proceeds of a non-convertible debt transaction; (b) pay Darbie non-callable warrants equal to 8% warrant coverage of the amount raised (0% warrant coverage for Equity Lines of Credit. In conjunction with (b), the warrants will entitle the holder to purchase our securities at a purchase price equal to 120% of the introduced party’s exercise price of the transaction or the public market closing price of our common stock on the date of the transaction, whichever is lower